Schedule of Black Scholes Option Pricing Model (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	92.00%	87.00%	87.00%
Expected volatility, maximum	97.00%	92.00%	92.00%
Risk-free interest rate, minimum	3.50%	3.40%	3.40%
Risk-free interest rate, maximum	4.40%	4.10%	4.40%
Minimum [Member]
Expected life (in years)	5 years 3 months 18 days	5 years	5 years
Maximum [Member]
Expected life (in years)	6 years	6 years	6 years